UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Ivy NextShares

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Energy NextShares (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 3.3%
Chevron Corp.	1	$117
Royal Dutch Petroleum Co., New York Shares	2	84
Suncor Energy, Inc.	3	79

		280

Oil & Gas Drilling – 4.4%
Nabors Industries Ltd.	12	154
Patterson-UTI Energy, Inc.	9	220

		374

Oil & Gas Equipment & Services – 33.3%
Baker Hughes, Inc.	5	284
Core Laboratories N.V.	2	187
Forum Energy Technologies, Inc. (A)	13	268
Halliburton Co.	8	381
Hi-Crush Partners L.P. (A)	5	84
Keane Group, Inc. (A)	5	77
RPC, Inc.	14	254
Schlumberger Ltd.	5	372
Superior Energy Services, Inc. (A)	20	283
U.S. Silica Holdings, Inc.	9	425
Weatherford International Ltd. (A)	32	212

		2,827

Oil & Gas Exploration & Production – 45.9%
Anadarko Petroleum Corp.	4	267
Cimarex Energy Co.	2	240
Concho Resources, Inc. (A)	2	237
Continental Resources, Inc. (A)	8	370
Devon Energy Corp.	5	194
Diamondback Energy, Inc. (A)	2	217
EOG Resources, Inc.	3	330
Laredo Petroleum Holdings, Inc. (A)	9	137
Marathon Oil Corp.	10	164
Newfield Exploration Co. (A)	5	186
Oasis Petroleum LLC(A)	18	258
Parsley Energy, Inc., Class A (A)	10	331
Pioneer Natural Resources Co.	2	315
RSP Permian, Inc. (A)	6	264
Whiting Petroleum Corp. (A)	18	170
WPX Energy, Inc. (A)	16	219

		3,899

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	2	90
Phillips 66	1	80

		170

Oil & Gas Storage & Transportation – 7.3%
Enbridge, Inc.	2	72
Energy Transfer Partners L.P.	2	56
Enterprise Products Partners L.P.	5	146
MPLX L.P.	1	42
Phillips 66 Partners L.P.	1	40

Plains GP Holdings L.P., Class A	3	99
Tallgrass Energy GP L.P., Class A	6	166

		621

Total Energy – 96.2%		8,171
Information Technology
Data Processing & Outsourced Services – 1.5%
Wright Express Corp. (A)	1	128

Total Information Technology – 1.5%		128
Materials
Specialty Chemicals – 0.8%
Flotek Industries, Inc. (A)	5	65

Total Materials – 0.8%		65

TOTAL COMMON STOCKS – 98.5%		$8,364
(Cost: $8,746)

SHORT-TERM SECURITIES
Short Term Investment Funds – 1.4%
State Street Institutional U.S. Government Money Market Fund	121	121

TOTAL SHORT-TERM SECURITIES – 1.4%		$121
(Cost: $121)

TOTAL INVESTMENT SECURITIES – 99.9%		$8,485
(Cost: $8,867)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		8

NET ASSETS – 100.0%		$8,493

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,364	$—	$—
Short-Term Securities	—	121	—
Total	$8,364	$121	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,867

Gross unrealized appreciation	110
Gross unrealized depreciation	(492)

Net unrealized depreciation	$(382)

SCHEDULE OF INVESTMENTS Ivy Focused Growth NextShares (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Cable & Satellite – 4.2%
Comcast Corp., Class A	11		$398

Home Improvement Retail – 5.1%
Home Depot, Inc. (The)	3		482

Internet & Direct Marketing Retail – 3.4%
Amazon.com, Inc. (A)	—	*	326

Total Consumer Discretionary – 12.7%			1,206
Consumer Staples
Tobacco – 4.0%
Philip Morris International, Inc.	3		379

Total Consumer Staples – 4.0%			379
Energy
Oil & Gas Exploration & Production – 3.9%
EOG Resources, Inc.	4		375

Total Energy – 3.9%			375
Financials
Financial Exchanges & Data – 3.9%
CME Group, Inc.	3		366

Investment Banking & Brokerage – 8.2%
Charles Schwab Corp. (The)	11		429
Goldman Sachs Group, Inc. (The)	2		350

			779

Total Financials – 12.1%			1,145
Health Care
Biotechnology – 9.2%
Alexion Pharmaceuticals, Inc. (A)	1		88
Celgene Corp.(A)	4		488
Shire Pharmaceuticals Group plc ADR	1		176
Vertex Pharmaceuticals, Inc.(A)	1		117

			869

Health Care Equipment – 6.8%
Danaher Corp.	5		389
DexCom, Inc. (A)	2		144
Edwards Lifesciences Corp. (A)	1		114

			647

Pharmaceuticals – 1.6%
Allergan plc	1		150

Total Health Care – 17.6%			1,666
Industrials
Aerospace & Defense – 3.9%
Lockheed Martin Corp.	1		376

Railroads – 3.8%
Union Pacific Corp.	3		360

Total Industrials – 7.7%			736

Information Technology
Application Software – 7.5%
Adobe Systems, Inc.(A)	4	522
salesforce.com, Inc.(A)	2	194

		716

Data Processing & Outsourced Services – 11.1%
MasterCard, Inc., Class A	6	624
Visa, Inc., Class A	5	427

		1,051

Internet Software & Services – 12.2%
Alphabet, Inc., Class C (A)	1	667
Facebook, Inc., Class A (A)	3	486

		1,153

Semiconductor Equipment – 4.5%
Lam Research Corp.	3	425

Systems Software – 4.9%
Microsoft Corp.	7	468

Total Information Technology – 40.2%		3,813

TOTAL COMMON STOCKS – 98.2%		$9,320
(Cost: $8,637)

SHORT-TERM SECURITIES
Short Term Investment Funds – 1.6%
State Street Institutional U.S. Government Money Market Fund	156	156

TOTAL SHORT-TERM SECURITIES – 1.6%		$156
(Cost: $156)

TOTAL INVESTMENT SECURITIES – 99.8%		$9,476
(Cost: $8,793)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		21

NET ASSETS – 100.0%		$9,497

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,320	$—	$—
Short-Term Securities	—	156	—
Total	$9,320	$156	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,793

Gross unrealized appreciation	694
Gross unrealized depreciation	(11)

Net unrealized appreciation	$683

SCHEDULE OF INVESTMENTS Ivy Focused Value NextShares (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 3.4%
Limited Brands, Inc.	6	$306

Total Consumer Discretionary – 3.4%		306
Consumer Staples
Household Products – 6.0%
Procter & Gamble Co. (The)	6	548

Total Consumer Staples – 6.0%		548
Energy
Integrated Oil & Gas – 3.1%
Chevron Corp.	3	282

Oil & Gas Refining & Marketing – 4.7%
Marathon Petroleum Corp.	8	424

Oil & Gas Storage & Transportation – 6.3%
Enterprise Products Partners L.P.	10	277
Plains All American Pipeline L.P.	10	303

		580

Total Energy – 14.1%		1,286
Financials
Asset Management & Custody Banks – 3.8%
Blackstone Group L.P. (The)	12	347

Diversified Banks – 7.2%
BB&T Corp.	6	279
Wells Fargo & Co.	7	372

		651

Life & Health Insurance – 5.1%
MetLife, Inc.	9	464

Mortgage REITs – 6.2%
American Capital Agency Corp.	29	569

Other Diversified Financial Services – 3.6%
JPMorgan Chase & Co.	4	328

Regional Banks – 9.0%
PacWest Bancorp	8	420
People’s United Financial, Inc.	22	395

		815

Total Financials – 34.9%		3,174
Health Care
Pharmaceuticals – 8.9%
Merck & Co., Inc.	6	385
Pfizer, Inc.	13	430

		815

Total Health Care – 8.9%		815
Industrials
Electrical Components & Equipment – 4.9%
Eaton Corp.	6	449

Total Industrials – 4.9%		449

Information Technology
Communications Equipment – 4.7%
Cisco Systems, Inc.	13	429

Semiconductors – 5.0%
QUALCOMM, Inc.	8	456

Total Information Technology – 9.7%		885
Materials
Diversified Chemicals – 3.0%
Dow Chemical Co. (The)	4	275

Total Materials – 3.0%		275
Real Estate
Specialized REITs – 5.1%
Communications Sales & Leasing, Inc.	18	467

Total Real Estate – 5.1%		467
Telecommunication Services
Integrated Telecommunication Services – 3.9%
CenturyLink, Inc.	15	354

Total Telecommunication Services – 3.9%		354
Utilities
Electric Utilities – 4.7%
Great Plains Energy, Inc.	15	428

Total Utilities – 4.7%		428

TOTAL COMMON STOCKS – 98.6%		$8,987
(Cost: $8,893)

SHORT-TERM SECURITIES
Short Term Investment Funds – 1.5%
State Street Institutional U.S. Government Money Market Fund	139	139

TOTAL SHORT-TERM SECURITIES – 1.5%		$139
(Cost: $139)

TOTAL INVESTMENT SECURITIES – 100.1%		$9,126
(Cost: $9,032)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(13)

NET ASSETS – 100.0%		$9,113

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,987	$—	$—
Short-Term Securities	—	139	—
Total	$8,987	$139	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$9,032

Gross unrealized appreciation	348
Gross unrealized depreciation	(254)

Net unrealized appreciation	$94

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy NextShares
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	May 30, 2017